INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 6. INVENTORY

Inventory consists of raw materials for Edible Garden’s herb product lines. Cost of goods sold is calculated using the average costing method. We review our inventory periodically to determine net realizable value. We write down inventory, if required, based on forecasted demand. These factors are impacted by market and economic conditions, new products introductions, and require estimates that may include uncertain elements. Inventory at March 31, 2015 and December 31, 2014 consisted of the following:

	March 31,	December 31,
	2015	2014
Raw Materials	$318,020	$479,682
Work-In-Progress	234,054	190,498
	$552,074	$670,180

Inventory consist of raw materials for the Company’s herb product lines. Cost of goods sold are calculated using the average costing method. The Company reviews its inventory periodically to determine net realizable value. The Company writes down inventory, if required, based on forecasted demand. These factors are impacted by market and economic conditions, new products introductions and require estimates that may include uncertain elements. Inventory at December 31, 2014 and December 31, 2013 consisted of the following:

	December 31,	December 31,
	2014	2013
Raw Materials	$479,682	$-
Work-In-Progress	190,498	-
	$670,180	$-